Fair Value Measurement (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Accounts Payable and Accrued Liabilities, Fair Value Disclosure	$ 6,200	$ 6,700